Intangible Assets, Net (Details)	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Carrying value	$ 93,140	$ 758,504
Land square meters	12,120	29,720
Amortization expense	$ 633,807	$ 31,425	$ 16,502